Loans and ACL - Delinquency Status of Loans that Were Modified During the Period (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	$ 2,877	$ 2,200
Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	2,345
Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	327
Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	205
Nonperforming
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	377	$ 214
Nonperforming | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	155
Nonperforming | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	85
Nonperforming | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	137
Commercial: | Commercial and industrial
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	1,027
Commercial: | Commercial and industrial | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	887
Commercial: | Commercial and industrial | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	48
Commercial: | Commercial and industrial | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	92
Commercial: | CRE
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	245
Commercial: | CRE | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	233
Commercial: | CRE | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	11
Commercial: | CRE | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	1
Commercial: | Commercial construction
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	22
Commercial: | Commercial construction | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	22
Commercial: | Commercial construction | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	0
Commercial: | Commercial construction | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	0
Consumer: | Residential mortgage
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	633
Consumer: | Residential mortgage | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	427
Consumer: | Residential mortgage | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	116
Consumer: | Residential mortgage | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	90
Consumer: | Home equity
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	11
Consumer: | Home equity | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	11
Consumer: | Home equity | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	0
Consumer: | Home equity | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	0
Consumer: | Indirect auto
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	898
Consumer: | Indirect auto | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	730
Consumer: | Indirect auto | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	148
Consumer: | Indirect auto | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	20
Consumer: | Other consumer
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	25
Consumer: | Other consumer | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	24
Consumer: | Other consumer | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	1
Consumer: | Other consumer | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	0
Credit card
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	16
Credit card | Financial Asset, Not Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	11
Credit card | Financing Receivables 30 To 89 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	3
Credit card | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable, Modified
Financing Receivable, Modified, Accumulated	$ 2